INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Pretax income	$ 29,039	$ 23,204	$ 76,233
Statutory tax rate	23.00%	23.00%	23.00%
Tax computed at the ordinary tax rate	$ 6,679	$ 5,337	$ 17,534
Nondeductible expenses (income)	2,220	3,117	(2,785)
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(47)		(236)
Deductible financial expenses recorded to other comprehensive income	470	297	(177)
Tax adjustment in respect of different tax rates	753	3,045	2,384
Taxes in respect of withholding at the source from royalties and dividends		725	31
Adjustment in respect of tax rate deriving from "approved enterprises"	(1,583)	(128)	(100)
Tax related to previous years	2,832	651	(20)
Others	(468)	(810)	642
Income tax expense (benefit)	$ 10,856	$ 12,234	$ 17,273